Stock-Based Compensation Plans (Narrative) (Details)	1 Months Ended	12 Months Ended
	May 31, 2018 shares	Dec. 31, 2018 item shares	Dec. 31, 2017 shares	Dec. 31, 2016 shares	Mar. 31, 2019 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock incentive plans | item		3
Number of shares authorized		5,100,000
Options granted		246,350	330,550	505,775
Perfromance Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares vesting period, years		3 years
Perfromance Stock Units [Member] | Scenario, Forecast [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested share units that will be converted					32,134
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares vesting period, years		3 years
Shares contractual life		5 years
Stock Options [Member] | Prior to Year 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares contractual life		10 years
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares vesting period, years		3 years
Outside Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted	2,295